Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Disclosure of Detailed Information about Deal Completion and Acquired Business

Deal completion date	Acquired business
25 April 2022	Sold S3, Royale Ambrée and Petit Cheri brands in Spain to Sensogreen Healthcare.
29 April 2022	Sold Unilever Life, the direct selling business in Thailand, to RS Group.
1 July 2022
Sold ekaterra (Global Tea business excluding India, Indonesia, Nepal and Ready to Drink) to CVC Capital Partners. ekaterra includes brands such as Lipton, Brooke Bond and PG Tips. Further details are provided below.

7 July 2022
Acquired a further 67% of Nutraceutical Wellness, Inc. (Nutrafol) bringing total investment to 80%, a producer based in the US of hair growth solutions for men and women. The acquisition complements Unilever’s existing Health & Wellbeing portfolio, bringing to market a science-led approach to hair wellness. Further details are provided below.

Deal completion date	Acquired business
29 January 2021	Acquired 51% of Welly Health, a producer of bandages and other healthcare-related items. The acquisition helps to expand Unilever’s existing Health & Wellbeing portfolio.
28 May 2021	Acquired Onnit Lab Inc. a holistic wellness and lifestyle company based in the US. Onnit complements our growing portfolio of innovative wellness and supplement brands.
2 August 2021	Acquired Paula's Choice Inc., a Prestige Skin Care company based in the US. The acquisition strengthens our presence in Prestige Skin Care, with an established direct-to-consumer eCommerce business.

Disclosure of Impact of Acquisitions and Net Assets Acquired and Total Payment for Acquisition
The following table sets out the overall impact of the Nutrafol acquisition in 2022 as well as comparative years on the consolidated balance sheet. The fair values currently used for opening balances of the Nutrafol acquisition are provisional. These balances remain provisional due to outstanding relevant information in regard to facts and circumstances that existed as of the acquisition date and/or where valuation work is still ongoing.

	€ million	€ million	€ million
	2022	2021	2020 (a)
Net assets acquired	487	1,372	3,857
Non-controlling interest	(99)	(14)	(27)
Goodwill	580	759	2,507
Total consideration	968	2,117	6,337
(a)In 2020, we acquired the Horlicks and Boost brands from GlaxoSmithKline Consumer Healthcare Limited. Of the net assets acquired, €3,345 million related to brands, €746 million related to deferred tax liabilities and €2,090 million related to goodwill. The total consideration paid was €5,294 million comprised of €449 million in cash and €4,845 million in shares of Hindustan Unilever Limited. This resulted in a dilution of Unilever’s interest in Hindustan Unilever Limited from 67.2% to 61.9%.

In 2022, the net assets acquired and total payment for the Nutrafol acquisition consists of:

€ million
2022
Intangible assets	603
Other non-current assets	–
Trade and other receivables	11
Other current assets(a)	70
Non-current liabilities(b)	(160)
Current liabilities	(37)
Net assets acquired	487
Non-controlling interest	(99)
Goodwill	580
Total consideration	968
Of which:
Cash consideration paid for 67% stake	811
Fair value of 13% stake previously held by Unilever Ventures	157
(a)Other current assets include inventories of €41 million and cash and cash equivalents of €29 million.
(b)Non-current liabilities include deferred tax of €153 million.

Disclosure of Impact of Disposals	The following table sets out the effect of disposals in 2022 and comparative years on the consolidated balance sheet. The results of disposed businesses are included in the consolidated financial statements up until their date of disposal.

	€ million	€ million
	2022	2021
Goodwill and intangible assets(a)	948	3
Other non-current assets(b)	1,075	4
Current assets(c)	833	10
Liabilities(d)	(649)	(3)
Net assets sold	2,207	14
(Gain)/loss on recycling of currency retranslation on disposal	65	0
Profit/(loss) on sale attributable to Unilever	2,334	35
Consideration	4,606	49
Of which:
Cash	4,606	40
Cash balances of businesses sold	20	3
Non-cash items and deferred consideration	(20)	6
(a)Includes €548 million of allocated goodwill and €395 million related to intangibles related to Tazo, T2, Pukka and Glen for the disposal of ekaterra.
(b)Non-current assets include PPE of €453 million and deferred tax assets of €595 million related to the disposal of ekaterra.
(c)Current assets include inventories of €301 million and trade and other receivables of €487 million related to the disposal of ekaterra.
(d)Liabilities include €518 million of trade payables, €59 million of financial liabilities and €31 million of deferred tax liabilities related to the disposal of ekaterra.